Trade Receivables (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Receivables from third party customers	$ 49,309	$ 47,301
Allowance for expected credit losses	(3,347)	(3,275)	$ (2,884)	$ (2,490)
Total trade receivables	$ 45,962	$ 44,026